Note 8 - Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
8.	Accounts payable and accrued liabilities

	March 31, 2021	March 31, 2020
	$	$
Trade payables	2,245	456
Accrued liabilities	1,828	1,324
	4,073	1,780